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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 1999

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):

                             |_| is a restatement.

                             |_| adds new holdings entries


Institutional Investment Manager Filing this Report:
Name:   David M. Knott
      --------------------------------------------------------------------------
Address:   485 Underhill Boulevard
         -----------------------------------------------------------------------
           Suite 205
         -----------------------------------------------------------------------
           Syosset, NY  11791
         -----------------------------------------------------------------------

Form 13F File Number: 28-
                        --------------------------------------------------------
                           The institutional investment manager filing this
                  report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   David M. Knott
      --------------------------------------------------------------------------
Title:   Investment Manager
       -------------------------------------------------------------------------
Phone: (516) 364-0303
       -------------------------------------------------------------------------
Signature, Place and Date of Signing:
/s/ David M. Knott
--------------------------------------------------------------------------------
[Signature]

Syosset, New York
--------------------------------------------------------------------------------
[City, State]

August 12, 1999
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:
          0
      --------------------------------------------------------------------------
Form 13F Information Table Entry Total:
          114
      --------------------------------------------------------------------------
Form 13F Information Table Value Total:
        $ 370,547         (thousands)
      --------------
List of Other Included Managers:      NONE

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Ackerly Group Inc.               Common              004527107             2,417,119   132,900     SH                     SOLE
Ackerly Group Inc.               Common              004527107             2,624,817   144,300     SH                    DEFINED
AHT Corporation                  Common              00130R103               467,250   124,600     SH                     SOLE
AHT Corporation                  Common              00130R103               372,000    99,200     SH                    DEFINED
AgriBiotech Inc.                 Common              008494106             1,723,569   284,300     SH                     SOLE
AgriBiotech Inc.                 Common              008494106               717,504   118,400     SH                    DEFINED
Amazon.com Inc.                  Common              023135106               750,750     6,000     SH                     SOLE
Amazon.com Inc.                  Common              023135106               563,040     4,500     SH                    DEFINED
American Int'l Group Inc.        Common              026874107            23,684,500   202,000     SH                     SOLE
American Int'l Group Inc.        Common              026874107            18,951,938   161,637     SH                    DEFINED
American Express                 Common              025816109             9,707,325    74,600     SH                     SOLE
American Express                 Common              025816109             7,742,140    59,500     SH                    DEFINED
AMR Corp.                        Common              001765106             2,934,750    43,000     SH                     SOLE
AMR Corp.                        Common              001765106             2,156,700    31,600     SH                    DEFINED
Aristotle Corp.                  Common              040448201                19,435     3,380     SH                     SOLE
Bank of NY Inc.                  Common              064057102            28,029,250   764,000     SH                     SOLE
Bank of NY Inc.                  Common              064057102            22,171,767   604,300     SH                    DEFINED
Berkshire Hathaway Inc. Cl. B    Common              084670207             2,240,000     1,000     SH                     SOLE
Berkshire Hathaway Inc. Cl. B    Common              084670207             1,758,400       785     SH                    DEFINED
Chesapeake Energy Corp.          Common              165167107               923,256   314,300     SH                     SOLE
Chesapeake Energy Corp.          Common              165167107                 3,528     1,200     SH                    DEFINED
CNB Bancshares Inc.              Common              126126101               413,364     7,252     SH                    DEFINED
------------------------------------------------------------------------------------------------------------------------------------
                    COLUMN TOTAL                                  $      130,372,402
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
 Column 7            Column 8
-----------------------------------------
   Other         Voting Authority
 Managers
             ----------------------------
              Sole    Shared    None
-----------------------------------------
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.                    Common              191216100             1,674,000    27,000     SH                     SOLE
Columbia Labs Inc.               Common              197779101             7,432,250   868,000     SH                     SOLE
Columbia Labs Inc.               Common              197779101               821,496    96,100     SH                    DEFINED
Computer Learning Centers Inc.   Common              205199102                93,812    19,000     SH                     SOLE
Delphi Automotive Systems Corp.  Common              247126105               370,000    20,000     SH                     SOLE
Delphi Automotive Systems Corp.  Common              247126105               299,700    16,200     SH                    DEFINED
EBay Inc.                        Common              278642103             4,041,712    26,700     SH                     SOLE
EBay Inc.                        Common              278642103             2,088,906    13,800     SH                    DEFINED
Eclipse Surgical Tech Inc.       Common              278849104             3,574,180   330,560     SH                     SOLE
Eclipse Surgical Tech Inc.       Common              278849104             2,897,512   198,000     SH                    DEFINED
Fifth Third  Bancorp             Common              316773100             9,988,127   150,062     SH                    DEFINED
Fifth Third  Bancorp             Common              316773100            13,179,375   198,000     SH                     SOLE
Fila Holding SPA                 Common              316850106                37,792     3,200     SH                    DEFINED
Fila Holding SPA                 Common              316850106               198,450    16,800     SH                     SOLE
First Security Corp.             Common              336294103             1,356,341    49,774     SH                     SOLE
First Security Corp.             Common              336294103             1,152,266    42,285     SH                    DEFINED
First Keystone Financial Inc.    Common              320655103               802,944    61,200     SH                    DEFINED
First Keystone Financial Inc.    Common              320655103             1,113,000    84,800     SH                     SOLE
Firstar Corp.                    Common              33763V109            10,414,236   371,937     SH                    DEFINED
Firstar Corp.                    Common              33763V109            12,264,000   438,000     SH                     SOLE
Frontier Airlines Inc.           Common              359065109             2,299,425   142,600     SH                     SOLE
Frontier Airlines Inc.           Common              359065109             1,823,172   113,100     SH                    DEFINED
General Nutrition Cos. Inc.      Common              37047F103             2,303,275    98,800     SH                     SOLE
General Nutrition Cos. Inc.      Common              37047F103             1,829,835    78,500     SH                    DEFINED
------------------------------------------------------------------------------------------------------------------------------------
                    COLUMN TOTAL                                  $       82,055,806
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
 Column 7            Column 8
---------------------------------------------
   Other         Voting Authority
 Managers
             --------------------------------
              Sole    Shared    None
---------------------------------------------
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X

                          FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Globalstar Communications Ltd.   Common              G3930H104             2,318,750   100,000     SH                     SOLE
Globalstar Communications Ltd.   Common              G3930H104             1,864,569    80,404     SH                    DEFINED
Goldman Sachs                    Common              38141G104               361,250     5,000     SH                    DEFINED
Hollinger Inc.                   Common              435569108             4,678,750   394,000     SH                     SOLE
Hollinger Inc.                   Common              435569108             3,722,432   313,600     SH                    DEFINED
Homestead Bancorp. Inc.          Common              437698103               393,750    52,500     SH                    DEFINED
Homestead Bancorp. Inc.          Common              437698103               480,000    64,000     SH                     SOLE
Household Int'l Inc.             Common              441815107             8,821,225   186,200     SH                     SOLE
Household Int'l Inc.             Common              441815107             7,067,604   149,200     SH                    DEFINED
Houston Exploration              Common              442120101               276,524    14,600     SH                    DEFINED
Houston Exploration              Common              442120101               356,025    18,800     SH                     SOLE
IDT Corp.                        Common              448947101                82,325     3,700     SH                    DEFINED
IDT Corp.                        Common              448947101               129,050     5,800     SH                     SOLE
Igen International Inc.          Common              449536101               221,312     7,600     SH                    DEFINED
Igen International Inc.          Common              449536101               704,825    24,200     SH                     SOLE
ITLA Capital Corp.               Common              450565106               529,200    33,600     SH                    DEFINED
ITLA Capital Corp.               Common              450565106               663,075    42,100     SH                     SOLE
JCC Holding Co.                  Common              46611Q205             1,928,200   248,800     SH                     SOLE
JCC Holding Co.                  Common              46611Q205             1,558,525   201,100     SH                    DEFINED
JeffBanks Inc.                   Common              472317106               610,297    21,461     SH                     SOLE
Jefferies Group Inc.             Common              472318104               954,100    32,900     SH                     SOLE
Jefferies Group Inc.             Common              472318104               698,900    24,100     SH                    DEFINED
------------------------------------------------------------------------------------------------------------------------------------
                    COLUMN TOTAL                                  $       38,420,688
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
 Column 7            Column 8
---------------------------------------------
   Other         Voting Authority
 Managers
             --------------------------------
              Sole    Shared    None
---------------------------------------------
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Labor Ready Inc.                 Common              505401208               377,000    11,600     SH                     SOLE
Maxxam Inc.                      Common              577913106            10,068,450   156,100     SH                    DEFINED
Maxxam Inc.                      Common              577913106            11,932,500   185,000     SH                     SOLE
Medicis Pharmaceutical Corp.     Common              584690309               114,187     4,500     SH                     SOLE
Medicis Pharmaceutical Corp.     Common              584690309                76,110     3,000     SH                    DEFINED
Mercantile Bancorporation Inc.   Common              587342106             1,276,518    22,348     SH                    DEFINED
Mercantile Bancorporation Inc.   Common              587342106             2,349,494    41,129     SH                     SOLE
Mesa Air Group Inc.              Common              590479101               420,875    56,000     SH                     SOLE
Mesa Air Group Inc.              Common              590479101               330,880    44,000     SH                    DEFINED
Offshore Logistics Inc.          Common              676255102               239,187    21,500     SH                     SOLE
Offshore Logistics Inc.          Common              676255102               177,920    16,000     SH                    DEFINED
Onsale Inc.                      Common              682838107               172,354     9,100     SH                    DEFINED
Onsale Inc.                      Common              682838107               395,794    20,900     SH                     SOLE
Picturetel Corp.                 Common              720035302             1,716,000   214,500     SH                     SOLE
Picturetel Corp.                 Common              720035302             1,376,800   172,100     SH                    DEFINED
PLC Systems Inc.                 Common              69341D104               142,800    40,800     SH                     SOLE
PYR Energy Corp.                 Common              693677106               258,813   126,250     SH                    DEFINED
PYR Energy Corp.                 Common              693677106               317,750   155,000     SH                     SOLE
Splash Technology Holdings Inc.  Common              848623104               531,562    75,600     SH                     SOLE
Splash Technology Holdings Inc.  Common              848623104               417,582    59,400     SH                    DEFINED
Stone Energy Corp.               Common              861642106             3,508,650    82,800     SH                     SOLE
Stone Energy Corp.               Common              861642106             2,682,021    63,300     SH                    DEFINED
------------------------------------------------------------------------------------------------------------------------------------
                    COLUMN TOTAL                                  $       38,883,247
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
 Column 7            Column 8
   Other         Voting Authority
 Managers
             --------------------------------
              Sole    Shared    None
---------------------------------------------
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Techs                    Common              86769L103               673,750    55,000     SH                    DEFINED
Sunrise Techs                    Common              86769L103               882,000    72,000     SH                     SOLE
TCSI Corp.                       Common              87233R106               701,184   273,900     SH                    DEFINED
TCSI Corp.                       Common              87233R106               905,331   353,300     SH                     SOLE
Triton Energy Corp.              Common              G90751101                 3,186       300     SH                    DEFINED
Triton Energy Corp.              Common              G90751101             1,083,750   102,000     SH                     SOLE
U.S. Bancorp                     Common              902973106             2,136,000    64,000     SH                     SOLE
U.S. Bancorp                     Common              902973106             1,698,533    50,900     SH                    DEFINED
Unocal Corp.                     Common              915289102             2,139,750    54,000     SH                     SOLE
Unocal Corp.                     Common              915289102             1,719,508    43,400     SH                    DEFINED
Valassis Communications Co.      Common              918866104             3,735,750   102,000     SH                     SOLE
Valassis Communications Co.      Common              918866104             2,953,403    80,650     SH                    DEFINED
Value Line Inc.                  Common              920437100               616,200    15,800     SH                     SOLE
Value Line Inc.                  Common              920437100               475,800    12,200     SH                    DEFINED
Vialog Corp.                     Common              92552X106               143,500    41,000     SH                     SOLE
Vialog Corp.                     Common              92552X106               119,000    34,000     SH                    DEFINED
Wachovia Corp.                   Common              929771103             6,930,360    81,000     SH                    DEFINED
Wachovia Corp.                   Common              929771103             8,727,375   102,000     SH                     SOLE
Wells Fargo & Co.                Common              949740104            18,981,000   444,000     SH                     SOLE
Wells Fargo & Co.                Common              949740104            15,022,350   351,400     SH                    DEFINED
Zions Bancorp                    Common              989701107             4,851,400    76,400     SH                    DEFINED
Zions Bancorp                    Common              989701107             6,223,000    98,000     SH                     SOLE
------------------------------------------------------------------------------------------------------------------------------------
                    COLUMN TOTAL                                  $       80,722,130
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------
 Column 7            Column 8
   Other         Voting Authority
 Managers
            ---------------------------------
              Sole    Shared    None
---------------------------------------------
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X
                X

                          FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
            Column 1                 Column 2        Column 3          Column 4                  Column 5               Column 6
------------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer           Title of Class       CUSIP            Value          Shrs      SH/PRN    Put/Call    Investment
                                                                         ($)            or                             discretion
                                                                                      pm amt
------------------------------------------------------------------------------------------------------------------------------------
Zonagen Inc.                     Common              98975L108                51,800     5,600     SH                     SOLE
Zonagen Inc.                     Common              98975L108                40,700     4,400     SH                    DEFINED
        COLUMN TOTAL                                              $           92,500
------------------------------------------------------------------------------------------------------------------------------------
                                 GRAND                TOTAL:      $      370,546,773
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------
  Column 7            Column 8
    Other         Voting Authority
  Managers
              ---------------------------
              Sole    Shared    None
-----------------------------------------
                 X
                 X